Deferred income taxes (Schedule of Balance of Temporary Differences for Deferred Income Tax Asset Recognized) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Non-capital losses	$ 108,935	$ 82,124
SR&ED expenditures	39,072	29,460
Non-refundable investment tax credits	5,189	5,053
Deductible share issuance costs	4,829	3,151
Long-term debt	18,248	6,707
Lease obligation	395	272
Property and equipment	$ 78	$ (178)